Significant mergers and acquisitions and investments - Other acquisitions (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2023 USD ($)
Other acquisitions
Goodwill	¥ 268,091	¥ 269,581	¥ 292,771	$ 39,037
Total purchase price is comprised of:
- cash consideration	1,254	5,282	27,014
Gain (loss) recognized in relation to revaluation of previously held equity interests		(2)	8,759
Other acquisitions, summarized
Other acquisitions
Net (liabilities) assets	1	852	(106)
Identifiable intangible assets	285	1,000	3,888
Deferred tax liabilities	(68)	(170)	(195)
Subtotal	218	1,682	3,587
Noncontrolling interests and mezzanine equity	(38)	(1,884)	(3,310)
Net identifiable assets (liabilities)	180	(202)	277
Goodwill	583	3,283	4,105
Total	763	3,081	4,382
Fair value of previously held equity interests		(31)	(2,434)
Purchase consideration settled	(481)	(2,671)	(1,794)
Deferred consideration as of year end	282	379	154
Total purchase price is comprised of:
- cash consideration	763	3,050	875
- non-cash consideration			1,073
- fair value of previously held equity interests		31	2,434
Total	763	3,081	4,382
Gain (loss) recognized in relation to revaluation of previously held equity interests	¥ 0	¥ (2)	¥ 2,378